Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net book
December 31, 2014	Cost	depreciation	value
Land and buildings	$3,015	$—	$3,015
Computer equipment and software	9,277	7,063	2,214
Furniture and fixtures	6,194	1,798	4,396
Machinery and equipment	81,933	36,135	45,798
Leasehold improvements	12,460	9,749	2,711
	$112,879	$54,745	$58,134

		Accumulated	Net book
December 31, 2013	Cost	depreciation	value
Computer equipment and software	$9,652	$6,174	$3,478
Furniture and fixtures	6,608	1,692	4,916
Machinery and equipment	86,067	32,099	53,968
Leasehold improvements	15,084	10,097	4,987
	$117,411	$50,062	$67,349